Equity Securities (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	March 31,
	2022	2021
Common stock warrants issued to underwriter	10	10
Common stock warrants issued in rights offerings	7,681	7,682
Common stock options	180	182
	7,871	7,874